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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Caspian Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:  028-14846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Chief Operating Officer and General Counsel
Phone:            212-826-6970

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York         February 13, 2013
---------------------------        --------------------        -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                           -------------

Form 13F Information Table Entry Total:                              10
                                                           -------------

Form 13F Information Table Value Total:                        $160,313
                                                           -------------
                                                           (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     None.


                                                      Caspian Capital LP
                                                  Form 13F Information Table
                                                Quarter Ended Decembe 31, 2012



       Column 1               Column 2      Column 3   Column 4      Column 5          Column 6      Column 7       Column 8
                                                                                                                VOTING AUTHORITY
                                             CUSIP      VALUE    SHARES OR SH/  PUT/                  OTHER
    NAME OF ISSUER         TITLE OF CLASS    NUMBER   (X$1000)  PRN AMOUNT PRN  CALL  INVEST/DISCRET  MANAG  SOLE   SHARED    NONE
-------------------------  --------------  ---------  --------  ----------  ---  ----  -------------  -----  ----  ---------  ----
ASSURED GUARANTY LTD       COM             G0585R106  $ 25,685  1,805,000  SH         SHARED-DEFINED               1,805,000
BEAZER HOMES USA INC       COM             07556Q105  $ 11,103    657,344  SH         SHARED-DEFINED                 657,344
DYNEGY INC NEW DEL         COM             26817R108  $ 71,407  3,732,737  SH         SHARED-DEFINED               3,732,737
GRAPHIC PACKAGING HLDG CO  COM             388689101  $ 24,742  3,829,992  SH         SHARED-DEFINED               3,829,992
GRAY TELEVISION INC        COM             389375106  $  6,064  2,756,174  SH         SHARED-DEFINED               2,756,174
HARBINGER GROUP INC        COM             41146A106  $  3,845    500,000  SH         SHARED-DEFINED                 500,000
LLOYDS BANKING GROUP PLC   SPONSORED ADR   539439109  $  1,872    584,848  SH         SHARED-DEFINED                 584,848
LYONDELLBASELL
INDUSTRIES N               SHS-A           N53745100  $  2,358     41,296  SH         SHARED-DEFINED                  41,296
MPG OFFICE TR INC          COM             553274101  $  8,693  2,822,527  SH         SHARED-DEFINED               2,822,527
RITE AID CORP              COM             767754104  $  4,545  3,341,755  SH         SHARED-DEFINED               3,341,755


Total Fair Market Value (in thousands):               $160,313
